CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Internet sales	$ 282,219	$ 531,290	$ 1,758,762	$ 855,758
Retail and wholesale revenues	3,856,321	390,029	1,343,967	614,446
Total revenues	4,138,540	921,319	3,102,729	1,470,204
Cost of goods sold	2,781,667	400,372	1,288,914	526,300
Gross profit	1,356,873	520,947	1,813,815	943,904
Operating expenses
Advisory agreement warrants	50,164,350		16,600,500
Distribution, marketing and advertising	1,106,535	330,240	1,078,180	323,167
Selling, general and administrative	6,279,372	408,822	3,036,873	1,068,767
Total operating costs	57,550,257	739,062	20,715,553	1,391,934
Loss from operations	(56,193,384)	(218,115)	(18,901,738)	(448,030)
Other expense
Fair value in excess of proceeds	29,215,500
Interest expense, net	(1,002,576)	(34,311)	(1,804,710)	(30,140)
Loss before income taxes	(86,411,460)	(252,426)	(20,706,448)	(478,170)
Income tax provision
Net loss	(86,411,460)	(252,426)	(20,706,448)	(478,170)
Other comprehensive income (loss)	1,309,146
Comprehensive loss	$ (85,102,314)	$ (252,426)	$ (20,706,448)	$ (478,170)
Net loss per common share
Basic	$ (1.36)	$ (0.01)	$ (0.48)	$ (0.01)
Diluted	$ (1.36)	$ (0.01)	$ (0.48)	$ (0.01)
Weighted Average Shares Outstanding
Basic	63,595,532	32,500,000	42,871,414	32,500,000
Diluted	63,595,532	32,500,000	42,871,414	32,500,000